Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
23	INVENTORIES

	As of	As of
	December 31, 2018	December 31, 2017
	Million	Million

SIM cards, handsets and other terminals	6,939	8,357
Other consumables	1,918	1,865

	8,857	10,222